Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ 4,843	$ 4,961
Other comprehensive income (loss), before reclassifications		178	(182)
Amounts reclassified from other comprehensive income (loss)		3	173
Other comprehensive income (loss)	[1]	181	(9)
Ending balance		4,428	4,838
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		3	(117)
Other comprehensive income (loss), before reclassifications		17	(101)
Amounts reclassified from other comprehensive income (loss)		(36)	129
Other comprehensive income (loss)	[1]	(19)	28
Ending balance		(16)	(89)
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(947)	(1,105)
Other comprehensive income (loss), before reclassifications		(13)	(69)
Amounts reclassified from other comprehensive income (loss)		39	44
Other comprehensive income (loss)	[1]	26	(25)
Ending balance		(921)	(1,130)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(806)	(448)
Other comprehensive income (loss), before reclassifications		167	13
Other comprehensive income (loss)	[1]	167	13
Ending balance		(639)	(435)
Share of Other Comprehensive Income of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(113)	(66)
Other comprehensive income (loss), before reclassifications		7	(25)
Other comprehensive income (loss)	[1]	7	(25)
Ending balance		(106)	(91)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,863)	(1,736)
Ending balance		$ (1,682)	$ (1,745)

[1]	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $3 million and $0 million for the six months ended June 30, 2016 and 2015, respectively.